RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Oct. 29, 2025	Jul. 15, 2024	Oct. 25, 2023	Feb. 28, 2023	Aug. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Jan. 16, 2025	Oct. 28, 2024	Sep. 24, 2024
IfrsStatementLineItems [Line Items]
Settlement of liabilities on behalf of entity by related party transactions						$ 638,178	$ 350,802
Accrued interest	$ 546,136
Number of shares issued for debt conversion	530,163
Issued capital [member]
IfrsStatementLineItems [Line Items]
Accrued interest		$ 750,000
Number of shares issued for debt conversion		500,000	2,100,000
Unsecured loan agreement one [member]
IfrsStatementLineItems [Line Items]
Interest rate										20.00%
Number of shares issued for debt conversion	785,714
Debt instruments issued										$ 550,000
Noteholder price, per share	$ 0.70
Unsecured loan agreement two [member]
IfrsStatementLineItems [Line Items]
Interest rate									20.00%
Number of shares issued for debt conversion	357,142
Debt instruments issued									$ 250,000
Noteholder price, per share	$ 0.70
Unsecured loan agreement three [member]
IfrsStatementLineItems [Line Items]
Interest rate								20.00%
Number of shares issued for debt conversion	214,285
Debt instruments issued								$ 150,000
Noteholder price, per share	$ 0.70
Unsecured loan agreement four [member]
IfrsStatementLineItems [Line Items]
Number of shares issued for debt conversion	530,163
Debt instruments issued	$ 546,236
Tiziana Life Sciences Ltd. [member]
IfrsStatementLineItems [Line Items]
Amounts payable related party transaction						638,178	428,020
Tiziana Life Sciences Ltd. [member] | Shortterm credit facility [member]
IfrsStatementLineItems [Line Items]
Maximum borrowing capacity amount					$ 2,000,000
Description of borrowing interest rates					The loan was available for a period of 6 months upon first draw-down and carried an interest rate of 16% per annum, with additional default interest of 4% if the loan was not repaid after the 6-month period
Interest rate					16.00%
Tiziana Life Sciences Ltd. [member] | Additional shortterm credit facility [member]
IfrsStatementLineItems [Line Items]
Maximum borrowing capacity amount				$ 500,000
Additional interest rate					4.00%
Borrowings			$ 2,000,000
Accrued interest			$ 1,150,000
Tiziana Life Sciences Ltd. [member] | Service agreement [member]
IfrsStatementLineItems [Line Items]
Service received related party transaction						169,552	142,170
Amounts payable related party transaction						493,832	$ 431,305
John Brancaccio [member]
IfrsStatementLineItems [Line Items]
Directors fees						7,148
Bernard Denoyer [member]
IfrsStatementLineItems [Line Items]
Directors fees						3,574
Willy Simon [member]
IfrsStatementLineItems [Line Items]
Directors fees						3,574
Gabriele Cerrone [member]
IfrsStatementLineItems [Line Items]
Directors fees						$ 50,258